Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

Note G

Subsequent Events

In January 2021, we closed a first mortgage bridge loan of $10,900,000 to finance the acquisition of a nine story multi-tenant office building with 83,000 square feet located in Miami, Florida. This loan requires the borrower to pay interest at per annum floating rate of LIBOR plus a premium of 450 basis points. This floating rate loan was fully funded at closing and has a two year term with two one-year extension options, subject to the borrower meeting certain conditions.

In January 2021, we closed a first mortgage bridge loan of $54,575,000 to refinance two manufactured housing communities comprised of 1,200 home sites located in Cleveland and Olmsted Falls, Ohio. This loan requires the borrower to pay interest at per annum floating rate of LIBOR plus a premium of 400 basis points. This floating rate loan includes an initial funding of $44,615,000 and a future funding allowance of $9,960,000 for capital improvements to further enhance these communities and has a three year term with two one-year extension options, subject to the borrower meeting certain conditions.

We entered into a master repurchase agreement, with UBS AG, or UBS, on February 18, 2021, or the Master Repurchase Agreement. Under the Master Repurchase Agreement, UBS will purchase the mortgage loans and advance up to 75% of the lesser of the market value of the mortgage asset or the unpaid principal balance of such mortgage asset, subject to UBS’s approval. In connection with our Master Repurchase Agreement, we entered into a guaranty, or the Guaranty, which requires us to guarantee 25% of the aggregate repurchase price, and 100% of losses in the event of certain bad acts as well any costs and expenses of UBS related to our Master Repurchase Agreement. The Guaranty also requires us to comply with customary financial covenants, which include the maintenance of a minimum tangible net worth, minimum cash liquidity and a total indebtedness to stockholders equity ratio. These maintenance provisions provide UBS with the right, in certain circumstances related to a credit event, as defined in our Master Repurchase Agreement, to re-determine the market value of purchased assets. Where a decline in the market value of purchased assets has resulted in a margin deficit, UBS may require us to eliminate such margin deficit through a combination of purchased asset repurchases and cash transfers to UBS, subject to UBS’s approval.